Investment Strategy - AMERICAN FUNDS MORTGAGE FUND	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Normally at least 80% of the fund’s assets are invested in mortgage-related securities. For purposes of this policy, mortgage-related securities include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, mortgage-related securities include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, mortgage-related securities include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Normally at least 80% of the fund’s assets are invested in mortgage-related securities.